                          MORSE, ZELNICK, ROSE & LANDER
                         A LIMITED LIABILITY PARTNERSHIP

                                 405 PARK AVENUE
                          NEW YORK, NEW YORK 10022-2605
                                  212-838-1177
                               FAX - 212-838-9190

                                  April 7, 2006
                                                            WRITER'S DIRECT LINE
                                                            (212) 838-8269

Mark P. Shuman, Esq.
Branch Chief - Legal
Mail Stop 4561
Securities and Exchange Commission
Washington. D.C. 20549

          Re:  Sona Mobile Holdings Corp.
               Amendment No. 1 to the Registration Statement on Form SB-2
               Filed February 1, 2006
               File No. 333-130461

               Form 10-KSB for the fiscal year ended March 31, 2005
               Form 10-QSB for the quarter ended June 30, 2005
               Form 10-QSB for the quarter ended September 30, 2005
               Form 10-QSB for the quarter ended December 31, 2005
               File No. 0-12817

Dear Schuman:

     On behalf of Sona Mobile Holdings Corp. (the "Issuer"), we are electronically filing Amendment No. 2 to the above-referenced Registration
Statement and are also sending you by overnight courier three copies of
Amendment No. 2 marked to show changes from the original Registration Statement.
This letter also responds to your letter of comments, dated February 24, 2006 as to the referenced documents filed with Commission by the Issuer. Our responses are keyed to your comments in the order in which they appear in your letter of comments. In order to facilitate your review we have incorporated your comments in bold into this response letter.

FORM SB-2/A
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GENERAL
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1.   PLEASE UPDATE YOUR FINANCIAL STATEMENTS PURSUANT TO ITEM 310(G) OF
     REGULATION S-B.

Audited financial statements for the year ended December 31, 2005 are included in Amendment No.2

2.   WE NOTE THAT YOUR JANUARY 2006 TRANSACTIONS WITH SHUFFLE MASTER, INC. WERE
     UNDERTAKEN DURING THE PENDENCY OF THIS REGISTRATION STATEMENT. WE FURTHER
     NOTE THAT YOU SUBSEQUENTLY

Mark P. Shuman, Esq.
U.S. Securities & Exchange Commission.
April 7, 2006

     AMENDED YOUR REGISTRATION STATEMENT TO INCLUDE THE RESALE OF THE SHARES
     ISSUED AND THE SHARES UNDERLYING THE WARRANTS SOLD IN THE JANUARY 2006
     TRANSACTIONS. PLEASE DESCRIBE THE MATERIAL STEPS TAKEN IN NEGOTIATING AND
     AGREEING TO THE REGISTERING THESE SHARES ON THIS REGISTRATION STATEMENT.
     CLARIFY WHETHER NEGOTIATIONS FOR THE JANUARY 2006 OFFER AND SALES CONTAINED
     DISCUSSIONS OF INCLUDING SHARES IN THIS REGISTRATION STATEMENT IN
     PARTICULAR. PLEASE ADVISE US IF THERE ARE NAY AGREEMENTS CONCERNING THE
     REGISTRATION RIGHTS OF THIS INVESTOR.

Please note that we have responded to this comment separately. As a result of our discussions with Rebekah Toton, we have deleted Shuffle Master as a selling securityholder and we have added a risk factor disclosing the fact that the
Staff has questioned the availability of an exemption with respect to the sale to Shuffle Master.

3.   WE NOTE YOUR DISCLOSURE ON PAGE 51 THAT THE ISSUANCE OF SHARES OF COMMON
     STOCK AND THE WARRANT TO SHUFFLE MASTER WAS EXEMPT FROM REGISTRATION
     PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT. EXPLAIN WHY THE OFFERING
     AND SALE OF THOSE SECURITIES DID NOT INVOLVE A PUBLIC OFFERING. WE NOTE
     THAT RULE 152 UNDER THE SECURITIES ACT DOES NOT APPEAR TO BE AVAILABLE AS
     IT CONTEMPLATES THE FILING OF A REGISTRATION STATEMENT SUBSEQUENT TO A
     PRIVATE PLACEMENT. THE ISSUANCE AND PROPOSED RESALE APPEAR TO BE A SINGLE
     TRANSACTION THAT INVOLVES A PUBLIC OFFERING BECAUSE THE SHARES UNDERLYING
     YOUR JANUARY 2006 TRANSACTIONS HAVE BEEN INCLUDED IN A PENDING REGISTRATION
     STATEMENT.

Please see our response to Comment 2 above.

SELLING STOCKHOLDERS, PAGE 49
-----------------------------

4.   PLEASE EXPAND THE FILING TO DESCRIBE THE MATERIAL TRANSACTIONS AND
     RELATIONSHIPS BETWEEN SONA MOBILE AND EACH OF THE SELLING STOCKHOLDERS
     DURING THE PAST THREE YEARS. SEE ITEM 507 OF REGULATION S-B. THE
     TRANSACTIONS WHEREBY THE SHARES TO BE RESOLD WERE ISSUED SHOULD BE
     DESCRIBED IN MATERIALLY COMPLETE TERMS. PLEASE REVISE TO DISCLOSE THE BASIC
     TERMS OF ALL SUCH ISSUANCE TRANSACTIONS, INCLUDING THE DATES THE
     TRANSACTIONS TOOK PLACE, THE MATERIAL TERMS OF THE TRANSACTIONS, THE
     PARTIES WHO PARTICIPATED IN THE TRANSACTIONS AND THE NUMBER OF SHARES OR
     WARRANTS RECEIVED BY THEM. WE NOTE YOUR DISCLOSURE ON PAGES 50 AND 51 DOES
     NOT APPEAR TO PROVIDE ALL THIS INFORMATION. FOR EXAMPLE, YOU DO NOT
     DISCLOSE THE TRANSACTION(S) IN WHICH EACH SELLING STOCKHOLDER PARTICIPATED
     AND THE AMOUNT OF SECURITIES RECEIVED BY EACH SELLING STOCKHOLDER IN SUCH
     TRANSACTION(S). PLEASE ALSO FILE ALL WRITTEN AGREEMENTS, OR ORAL AGREEMENTS
     REDUCED TO WRITING, ASSOCIATED WITH YOUR STRATEGIC ALLIANCE DISTRIBUTION
     AND LICENSING ARRANGEMENT WITH SHUFFLE MASTER, INC. AS EXHIBITS WITH YOUR
     NEXT AMENDMENT.

The disclosure has been expanded to include the information requested by your
Comment. In addition, a copy of the Licensing and Distribution Agreement with
Shuffle Master has been filed as an exhibit. Please note that the Licensing and
Distribution Agreement contains a confidentiality provision and, by reason thereof, Shuffle Master has redacted certain provisions in order to protect what they deem to be proprietary business information.

5.   PLEASE DISCLOSE THE NAMES OF THE NATURAL PERSON(S) WHO EXERCISE SOLE OR
     SHARED VOTING AND/OR DISPOSITIVE POWERS WITH RESPECT TO THE SHARES TO BE
     OFFERED FOR RESALE BY FREE MARKET CAPITAL, LP, SHUFFLE MASTER, INC., RB &
     AJ ASSOCIATED HOLDINGS, INC., AND THE LEONIDA GROUP, LLC. SEE
     INTERPRETATION I.60 OF THE JULY 1997 MANUAL OF PUBLICLY AVAILABLE CF

                                                                               2

Mark P. Shuman, Esq.
U.S. Securities & Exchange Commission.
April 7, 2006

     TELEPHONE INTERPRETATIONS, AS WELL AS INTERPRETATION 4S OF THE REGULATION
     S-K PORTION OF THE MARCH 1999 SUPPLEMENT TO THE CF TELEPHONE INTERPRETATION
     MANUAL.

As per your comment, we have identified by name the persons with sole or shared voting power and/or dispositive powers with respect to the shares offered for resale by the entities referred to in your comment.

6.   TELL US WHETHER ANY SELLING STOCKHOLDERS ARE AFFILIATES OF A REGISTERED
     BROKER-DEALER. IF SO, EXPAND THE PROSPECTUS TO IDENTIFY SUCH AFFILIATES AND
     TO INDICATE WHETHER EACH SELLING STOCKHOLDER AFFILIATED WITH A REGISTERED
     BROKER-DEALER ACQUIRED THE SECURITIES TO BE RESOLD IN THE ORDINARY COURSE
     OF BUSINESS. ALSO INDICATE WHETHER AT THE TIME OF THE ACQUISITION THEY HAD
     ANY AGREEMENTS, UNDERSTANDINGS OR ARRANGEMENTS WITH ANY OTHER PERSONS,
     EITHER DIRECTLY OR INDIRECTLY, TO DISPOSE OF THE SECURITIES.

Two of the selling stockholders are affiliates of registered-broker dealers and the disclosure has been expanded as requested. In each such instance, we have been advised by the selling stockholders that the securities being registered for resale were not acquired for resale in the ordinary course of business and at the time of acquisition there was no agreement, understanding or arrangement with any other person, directly or indirectly, to dispose of those securities.

PLAN OF DISTRIBUTION, PAGE 51
-----------------------------

7.   YOU INDICATE THAT SELLING SHAREHOLDERS MAY CREATE SHORT POSITIONS IN THE
     OFFERED SECURITIES IN CONNECTION WITH THE OFFERING. PLEASE ADVISE US THAT
     SONA MOBILE AND THE SELLING STOCKHOLDERS ARE AWARE OF CF TEL.INTERP.A.65.

Sona will provide each selling stockholder with a copy of CF Tel.Interp.A.65 immediately after this amendment is filed.

8.   TELL US WHAT STEPS YOU HAVE IMPLEMENTED TO ENSURE THAT EACH OF THE SELLING
     STOCKHOLDERS WILL CONDUCT THE DISTRIBUTION IN ACCORDANCE WITH REGULATION M.
     SEE PARAGRAPH (B)(7) OF RULE 461. IN THIS REGARD, WE NOTE YOUR DISCLOSURE
     ON PAGE 51 THAT THE ANTI-MANIPULATIVE PROVISIONS OF REGULATION M MAY APPLY
     TO SALES IN THE MARKET. PLEASE REVISE YOUR DISCLOSURE TO STATE CLEARLY THAT
     THE SELLING SHAREHOLDERS WILL BE SUBJECT TO THE EXCHANGE ACT RULES,
     INCLUDING REGULATION M.

Immediately after this amendment is filed Sona will advise each selling stockholder of its obligation to comply with the rules and regulation promulgated under the Exchange Act, including Regulation M, and that they should consult with their own attorney for guidance as to the requirements and limitations set forth in Regulation M. The specific language change you requested has been made.

                                                                               3

Mark P. Shuman, Esq.
U.S. Securities & Exchange Commission.
April 7, 2006

PART II
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UNDERTAKINGS, PAGE II-3
-----------------------

9.   RULE 415 AND THE ASSOCIATED UNDERTAKING OF ITEM 512(G) OF REGULATION S-B
     WERE RECENTLY AMENDED. REVISE TO INCLUDE ALL UNDERTAKINGS REQUIRED BY ITEM
     512(G) OF REGULATION S-B, AS CURRENTLY IN EFFECT.

The undertakings have been revised to reflect the amendments to Rule 415 and
Item 512(g) of Regulation S-B.

                         *    *    *    *    *

                                       Very truly yours,

                                       Morse, Zelnick, Rose & Lander LLP

                                       /s/ Joel J. Goldschmidt